UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  February 14, 2012
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: 2,010,706


List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                                         Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   Title of claCUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

Alexandria Real Estate Equitie   COM         015271109       68572  994233   SH         Sole              350340          643893
American Assets Trust            COM         024013104       14236  694104   SH         Sole              126276          567828
American Campus Communities      COM         024835100       26184  624022   SH         Sole              110120          513902
Apartment Investment & Managem   COM         03748R101       32331 1411230   SH         Sole              374208         1037022
Associated Estates Realty Corp   COM         045604105       16869 1057620   SH         Sole              189257          868363
AvalonBay Communities, Inc.      COM         053484101      104752  802087   SH         Sole              275632          526455
Boston Properties, Inc.          COM         101121101      129696 1302170   SH         Sole              419642          882528
Brookfield Office Properties,    COM         112900105         463   29569   SH         Sole               29065             504
CBL & Associates Properties, I   COM         124830100       18892 1203309   SH         Sole              211482          991827
Camden Property Trust            COM         133131102        7413  119100   SH         Sole               87100           32000
Coresite Realty Corp.            COM         21870Q105       20562 1153874   SH         Sole              345835          808039
Corporate Office Properties      COM         22002T108       20090  944928   SH         Sole              163867          781061
Crexus Investment Corp           COM         226553105        6126  590200   SH         Sole              433700          156500
DDR Corp.                        COM         23317H102       38057 3127160   SH         Sole              843583         2283577
Equity Lifestyle Properties      COM         29472R108       78764 1181046   SH         Sole              430742          750304
Equity Residential               COM         29476L107      129497 2270690   SH         Sole              740477         1530213
Essex Property Trust, Inc.       COM         297178105       63312  450589   SH         Sole              153403          297186
Extra Space Storage, Inc         COM         30225T102       35737 1474882   SH         Sole              551534          923348
HCP Inc.                         COM         40414L109      101926 2460212   SH         Sole              798042         1662170
Health Care REIT Com             COM         42217K106       60274 1105337   SH         Sole              198362          906975
Hersha Hospitality Trust         COM         427825104       15120 3098350   SH         Sole              585895         2512455
Kilroy Realty                    COM         49427F108       15708  412600   SH         Sole               63600          349000
Kimco Realty Corp.               COM         49446R109        1051   64754   SH         Sole               63257            1497
LaSalle Hotel Properties         COM         517942108       25203 1041043   SH         Sole              187595          853448
Marriott International-CL A      COM         571903202       64960 2226937   SH         Sole              719020         1507917
Post Properties, Inc.            COM         737464107       37867  866121   SH         Sole              157866          708255
ProLogis Inc.                    COM         74340W103       89295 3123299   SH         Sole              970240         2153059
Public Storage                   COM         74460D109      133876  995657   SH         Sole              335245          660412
Regency Centers Corp.            COM         758849103       20433  543156   SH         Sole               97677          445479
SL Green Realty Corp.            COM         78440X101       49072  736377   SH         Sole              260967          475410
Saul Centers, Inc.               COM         804395101       26631  751846   SH         Sole              131331          620515
Simon Property Group, Inc.       COM         828806109      246694 1913244   SH         Sole              605886         1307358
Starwood Hotels & Resorts Worl   COM         85590A401       34453  718223   SH         Sole              258179          460044
Summit Hotel Properties          COM         866082100        6790  719286   SH         Sole              166088          553198
Taubman Centers, Inc.            COM         876664103       44159  711084   SH         Sole              278686          432398
The Macerich Company             COM         554382101       54042 1068015   SH         Sole              324787          743228
Ventas, Inc.                     COM         92276F100       69921 1268289   SH         Sole              439416          828873
Vornado Realty Trust             COM         929042109      101676 1322870   SH         Sole              404400          918470
REPORT SUMMARY                             38DATA RECORDS  2010706       0OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED